Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY

(1)	The holders of ordinary share have the right to one vote for each ordinary share held of record by such holder with respect to all matters on which shareholders are entitled to vote, to receive dividends as they may be declared at the discretion of the Company’s Board of Directors and to participate in the balance of the Company’s assets remaining after liquidation, dissolution or winding up, ratably in proportion to the number of ordinary shares held by them. Except for contractual rights of certain investors, shareholders have no pre-emptive or similar rights and are not subject to redemption rights and carry no subscription or conversion rights.

(2)	On March 12, 2021, the Company completed its Initial Public Offering (IPO) on the Nasdaq of 272,127 ADSs, each representing hundred (100) ordinary shares of the Company, at an offering price of USD 103.0 per ADS, resulting in gross proceeds of approximately USD 28,000 thousand and net proceeds of approximately USD 24,700 thousand. Additionally, the vesting of 1,374,998 investor share rights was triggered by the IPO, and these shares were issued in return for approximately USD 1,250 thousand following the IPO. As part of the IPO, options and rights previously held by the Company’s founders Investors were issued to 6,359,480 shares.

(3)	As part of the acquisition of Peace of Meat, during 2022 and 2021 the Company issued 846,000 ordinary shares and 5,923,000 ordinary shares, respectively to the Peace of Meat shareholders.

(4)	On July 5, 2022, the Company consummated a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of 60,000 ADSs, each representing hundred (100) ordinary shares of no par value, at a price of USD 35 per ADS, pre-funded warrants to purchase 125,714 ADSs at a price of USD 34.999 (that was already paid) with an exercise price of USD 0.001 per ADS to be paid once exercised, classified as equity, and warrants to purchase 185,714 ADSs for five years with an exercise price of USD 35.0 per ADS, classified as equity. The securities were offered in the framework of a registered direct offering. The gross proceeds were approximately USD 6,500 thousand, and the net proceeds were approximately USD 5,800 thousand. Issuance costs were recognized as a reduction to equity. All pre-funded warrants were exercised through December 31, 2022.

(5)

On January 9, 2023, the Company consummated an underwritten public offering of 155,000 ADSs each representing hundred (100) ordinary shares, no par value, at a price of USD 10 per ADS, pre-funded warrants, classified in equity, to purchase 495,000 ADSs at a purchase price of USD 9.999 per warrant and an exercise price of USD 0.001 per ADS, and ADS warrants, classified in equity, to purchase 650,000 ADSs, exercisable immediately for a period of five years, with an exercise price of USD 10 per ADS, for total immediate gross proceeds of approximately USD 6,500 thousand.

As part of the offering, the Company issued Underwriter Warrants, classified as equity, to purchase 16,250 ADSs each representing hundred (100) ordinary shares, no par value, the Underwriter’s Warrants are exercisable beginning six months from the effective date of the offering, from time to time, in whole or in part, for a period of five years, with an exercise price of USD 10 per ADS with an aggregated fair value of USD 131 thousand that were allocated to premium on shares.

In addition, the underwriters were granted with an option exercisable within 45 days from January 9, 2023 to purchase up to 97,500 additional ADSs and Warrants to purchase 97,500 additional ADSs, from the Company at the public offering price, less the underwriting discounts and commissions. This option was not exercised by the underwriters. Underwriting discounts and other offering expenses totaled approximately USD 700 thousand.

Following the public offering the Company entered into a warrant amendment (the “Amendment”) according to which the exercise price of the warrants to purchase 185,714 ADSs was reduced from USD 35 to USD 10 and the termination date was extended for approximately six months. The Amendment was accounted for as a modification of a freestanding equity-classified warrant that remains equity classified after the modification, according to ASU 2021-04. The effect of the modification was recognized as an equity. All pre-funded warrants were exercised through December 31, 2023.

(6)	On July 27, 2023, the Company consummated a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of: (i) 109,500 ADSs, at an offering price of USD 10 per ADS, and (ii) pre-funded warrants to purchase up to 490,500 ADSs at an offering price of USD 9.99 per pre-funded warrant. Each pre-funded warrant is exercisable for one ADS. The pre-funded warrants have an exercise price of USD 0.01 per ADS and may be exercised at any time for a period of 3.5 years until exercised in full, the pre-funded warrants were classified in equity. The securities were offered in the framework of a registered direct offering. In addition, the Company allocated warrants to purchase 42,000 ADSs, to the placement agent (or its designees) as compensation in connection with this offering, at an exercise price of USD 12.50 per ADS. The ADS Warrants were classified as equity. In a concurrent private placement, the Company allocated to the investor unregistered warrants to purchase up to 600,000 ADSs at an exercise price of USD 11 per ADS. The gross proceeds were approximately USD 6,000 thousand, and the net proceeds were approximately USD 5,500 thousand. 258,710 ADS pre-funded warrants were exercised through December 31, 2023.

The table below summarizes the outstanding ADS warrants as of December 31, 2023:

	Warrants outstanding as of December 31, 2023	Exercise price in USD	Expiration date
Pre-funded warrants	231,900	0.01	-
ADS warrants	1,493,964	10.0-11.0	3.5-5

Total outstanding	1,725,864